Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)
Note 19
Quarterly Financial Data (Unaudited):

	For the Quarter Ended
2010	Mar. 31	Jun. 30	Sep. 30	Dec. 31
Revenues	$6,687,000	$8,011,000	$9,585,000	$10,519,000
Gross profit	3,093,000	3,926,000	3,955,000	5,108,000
Net loss	(3,916,000)	(1,160,000)	(1,835,000)	(1,812,000)
Basic and diluted net loss per share	$(1.75)	$(0.45)	$(0.66)	$(0.65)
Shares used in computing basic and diluted net loss per share	2,238,456	2,555,516	2,772,637	2,784,899

2009	Mar. 31	Jun. 30	Sep. 30	Dec. 31
Revenues	$7,498,000	$8,313,000	$8,597,000	$8,279,000
Gross profit	3,701,000	4,407,000	3,716,000	3,438,000
Net loss	(3,512,000)	(2,709,000)	(2,011,000)	(2,288,000)
Basic and diluted net loss per share(1)(2)	$(2.34)	$(1.80)	$(1.34)	$(1.12)
Shares used in computing basic and diluted net loss per share(1)(2)	1,500,835	1,501,632	1,505,529	2,047,500

2008	Mar. 31	Jun. 30	Sep. 30	Dec. 31
Revenues	$8,330,000	$9,390,000	$8,797,000	$8,253,000
Gross profit	4,213,000	5,355,000	4,727,000	3,480,000
Net loss	(2,542,000)	(1,607,000)	(1,787,000)	(5,354,000)
Basic and diluted net loss per share(1)(2)	$(1.69)	$(1.07)	$(1.19)	$(3.57)
Shares used in computing basic and diluted net loss per share(1)(2)	1,500,767	1,500,767	1,500,767	1,500,767

(1)	Adjusted to reflect the reverse stock split of 1-for-7 effective January 26, 2009.

(2)	Adjusted to reflect the reverse stock split of 1-for-6 effective February 3, 2010.